Alta Quality Growth Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Common Stocks — 98.40% Shares Fair Value
Ireland — 4.97%
Health Care — 3.03%
STERIS PLC 6,300 $ 1,298,745
Technology — 1.94%
Accenture PLC, Class A 3,000 832,950
Total Ireland 2,131,695
United States — 93.43%
Communications — 23.85%
Alphabet, Inc., Class A
(a)
1,300 2,833,037
Booking Holdings, Inc.
(a)
805 1,407,937
Match Group, Inc.
(a)
17,500 1,219,575
Meta Platforms, Inc., Class A
(a)
9,900 1,596,375
Take-Two Interactive Software, Inc.
(a)
12,250 1,500,993
Walt Disney Co. (The)
(a)
17,600 1,661,440
10,219,357
Consumer Discretionary — 11.01%
Fortune Brands Home & Security, Inc. 10,000 598,800
Home Depot, Inc. (The) 6,200 1,700,474
IAA, Inc.
(a)
35,000 1,146,950
TJX Cos., Inc. (The) 22,750 1,270,588
4,716,812
Financials — 3.50%
Markel Corp.
(a)
1,160 1,500,170
Health Care — 8.22%
PerkinElmer, Inc. 4,555 647,812
Thermo Fisher Scientific, Inc. 2,921 1,586,921
Zoetis, Inc., Class A 7,480 1,285,737
3,520,470
Industrials — 6.03%
Amphenol Corp., Class A 21,400 1,377,732
Raytheon Technologies Corp. 12,550 1,206,181
2,583,913
Materials — 1.96%
Sherwin-Williams Co. (The) 3,750 839,663
Technology — 38.86%
Adobe Systems, Inc.
(a)
3,450 1,262,907
Apple, Inc. 17,280 2,362,522
Autodesk, Inc.
(a)
7,200 1,238,112
Broadridge Financial Solutions, Inc. 9,250 1,318,588
Fiserv, Inc.
(a)
16,700 1,485,798
MasterCard, Inc., Class A 4,100 1,293,468
Microsoft Corp. 10,060 2,583,710
PayPal Holdings, Inc.
(a)
13,600 949,824
S&P Global, Inc. 3,500 1,179,710

Alta Quality Growth Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
United States — 93.43% (continued)
Technology — 38.86% (continued)
Visa, Inc., Class A 8,850 $ 1,742,476
Zebra Technologies Corp., Class A
(a)
4,200 1,234,590
16,651,705
Total United States 40,032,090
Total Common Stocks/Investments — 98.40%
    (Cost $36,837,082) 42,163,785
Other Assets in Excess of Liabilities  —  1.60% 686,626
Net Assets — 100.00% $ 42,850,411
(a) Non-income producing security.

Guardian Capital Dividend Growth Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
3
Common Stocks — 97.49% Shares Fair Value
Australia — 1.56%
Energy — 0.73%
Woodside Energy Group Ltd. - ADR 6,450 $ 139,062
Materials — 0.83%
BHP Group Ltd. - ADR 2,818 158,315
Total Australia 297,377
Canada — 6.71%
Communications — 3.15%
BCE, Inc. 5,746 282,417
TELUS Corp. 14,292 318,308
600,725
Financials — 3.56%
Royal Bank of Canada 7,022 679,900
Total Canada 1,280,625
Denmark — 2.05%
Health Care — 2.05%
Novo Nordisk A/S - ADR 3,510 391,119
Total Denmark 391,119
France — 6.74%
Energy — 3.43%
TotalEnergies S.E. - ADR 12,452 655,473
Financials — 1.63%
AXA S.A. 13,700 310,887
Industrials — 1.68%
Schneider Electric S.E. - ADR 13,574 320,211
Total France 1,286,571
Germany — 1.79%
Financials — 1.79%
Allianz S.E. 1,800 343,443
Total Germany 343,443
Ireland — 3.18%
Technology — 3.18%
Accenture PLC, Class A 2,194 609,165
Total Ireland 609,165
Netherlands — 2.23%
Technology — 2.23%
Wolters Kluwer N.V. - ADR 4,375 425,819
Total Netherlands 425,819

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
4
Shares Fair Value
Switzerland — 4.11%
Consumer Staples — 4.11%
Nestle S.A. - ADR 6,742 $ 784,701
Total Switzerland 784,701
United Kingdom — 5.18%
Consumer Staples — 1.15%
Unilever PLC - ADR 4,784 219,250
Health Care — 3.07%
AstraZeneca PLC - ADR 8,878 586,569
Materials — 0.96%
Rio Tinto PLC - ADR 2,999 182,939
Total United Kingdom 988,758
United States — 63.94%
Communications — 1.79%
Verizon Communications, Inc. 6,763 343,222
Consumer Discretionary — 4.39%
Home Depot, Inc. (The) 1,502 411,954
McDonald's Corp. 1,727 426,361
838,315
Consumer Staples — 4.95%
Costco Wholesale Corp. 1,581 757,742
Procter & Gamble Co. (The) 1,321 189,947
947,689
Energy — 8.54%
EOG Resources, Inc. 3,246 358,488
Shell PLC - ADR 10,651 556,941
Williams Cos., Inc. (The) 22,943 716,051
1,631,480
Health Care — 6.84%
AbbVie, Inc. 1,333 204,162
Johnson & Johnson 3,356 595,725
UnitedHealth Group, Inc. 991 509,007
1,308,894
Industrials — 6.52%
Illinois Tool Works, Inc. 1,319 240,388
Republic Services, Inc. 4,113 538,268
Waste Management, Inc. 3,061 468,272
1,246,928
Materials — 1.99%
Air Products & Chemicals, Inc. 1,586 381,402
Real Estate — 8.80%
Digital Realty Trust, Inc. 2,003 260,049
EPR Properties 9,758 457,943
Medical Properties Trust, Inc. 44,363 677,424

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
5
Shares Fair Value
United States — 63.94% (continued)
Real Estate — 8.80% (continued)
WP Carey, Inc. 3,447 $ 285,618
1,681,034
Technology — 18.45%
Apple, Inc. 7,575 1,035,654
Broadcom, Inc. 1,974 958,989
CDW Corp. 913 143,852
MasterCard, Inc., Class A 1,326 418,326
Microsoft Corp. 3,779 970,561
3,527,382
Utilities — 1.67%
WEC Energy Group, Inc. 3,166 318,626
Total United States 12,224,972
Total  Common Stocks
  (Cost $15,452,647) 18,632,550
Money Market Funds - 2.49%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 0.97%
(a)
475,883 475,883
Total Money Market Funds
    (Cost $475,883) 475,883
Total Investments — 99.98%
    (Cost $15,928,530) 19,108,433
Other Assets in Excess of Liabilities  —  0.02% 3,088
Net Assets — 100.00% $ 19,111,521
(a) Rate disclosed is the seven day effective yield as of June 30, 2022.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Common Stocks — 98.32% Shares Fair Value
China — 4.44%
Consumer Discretionary — 4.44%
Yum China Holdings, Inc. 25,943 $ 1,258,236
Total China 1,258,236
Denmark — 13.87%
Health Care — 8.87%
Coloplast A/S, Class B 2,654 302,274
Novo Nordisk A/S, Class B 19,920 2,209,264
2,511,538
Materials — 5.00%
Chr. Hansen Holdings A/S 11,661 848,718
Novozymes A/S, Class B 9,464 568,012
1,416,730
Total Denmark 3,928,268
France — 9.34%
Consumer Staples — 3.01%
L'Oréal S.A. 2,468 851,454
Health Care — 6.33%
EssilorLuxottica S.A. 11,973 1,792,499
Total France 2,643,953
Ireland — 3.26%
Technology — 3.26%
Accenture PLC, Class A 3,324 922,909
Total Ireland 922,909
Japan — 4.13%
Industrials — 4.13%
FANUC Corp. 4,200 657,439
Keyence Corp. 1,500 512,713
1,170,152
Total Japan 1,170,152
Switzerland — 4.11%
Consumer Staples — 4.11%
Nestle S.A. 9,987 1,165,858
Total Switzerland 1,165,858
United Kingdom — 5.46%
Consumer Staples — 2.99%
Reckitt Benckiser Group PLC 11,297 848,468
Industrials — 2.47%
Intertek Group PLC 13,673 700,036
Total United Kingdom 1,548,504

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Shares Fair Value
United States — 53.71%
Communications — 10.99%
Alphabet, Inc., Class A
(a)
755 $ 1,645,341
Booking Holdings, Inc.
(a)
840 1,469,152
3,114,493
Consumer Discretionary — 3.88%
Nike, Inc., Class B 10,751 1,098,752
Consumer Staples — 4.85%
Colgate-Palmolive Co. 17,121 1,372,076
Financials — 8.20%
CME Group, Inc. 11,358 2,324,983
Health Care — 7.59%
Illumina, Inc.
(a)
3,696 681,395
UnitedHealth Group, Inc. 2,866 1,472,064
2,153,459
Technology — 18.20%
Automatic Data Processing, Inc. 4,912 1,031,716
MarketAxess Holdings, Inc. 5,238 1,340,980
MasterCard, Inc., Class A 4,553 1,436,381
Microsoft Corp. 3,399 872,965
Verisk Analytics, Inc. 2,757 477,209
5,159,251
Total United States 15,223,014
Total  Common Stocks
  (Cost $27,067,514) 27,860,894
Money Market Funds - 1.95%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 0.97%
(b)
552,603 552,603
Total Money Market Funds
    (Cost $552,603) 552,603
Total Investments — 100.27%
    (Cost $27,620,117) 28,413,497
Liabilities in Excess of Other Assets  —  (0.27)% (76,225)
Net Assets — 100.00% $ 28,337,272
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2022.